Investment Objectives and Goals - International Vegan Climate ETF	Aug. 11, 2026
Prospectus [Line Items]
Risk/Return [Heading]	International Vegan Climate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The International Vegan Climate ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Beyond Investing International Vegan Climate Index (the “Index”).